Fulbright & Jaworski l.l.p.
                   A Registered Limited Liability Partnership
                          666 Fifth Avenue, 31st Floor
                          New York, New York 10103-3198
                                www.fulbright.com

jdaniels@fulbright.com                                telephone: (212) 318-3000
direct dial:  (212) 318-3322                          facsimile: (212) 318-3400


                                November 13, 2006



VIA EDGAR AND FEDERAL EXPRESS

Mr. Jeffrey P. Riedler
Assistant Director
U.S. Securities and Exchange Commission
Division of Corporation Finance 100 F
Street, N.E.
Mail Stop 3561
Washington, D.C.  20549-3561

         Re:      Applied DNA Sciences, Inc.
                  Registration Statement on Form SB-2
                  Filed January 15, 2005
                  File No. 333-122848

Dear Mr. Riedler:

        On behalf of Applied  DNA  Sciences,  Inc.  (the  "Company"),  we hereby submit to you Amendment No. 8 ("Amendment No. 8") to the Company's above-referenced Registration Statement on Form SB-2 (the "Registration Statement"), reflecting changes made in response to the Staff's comment letter dated May 1, 2006.

        All responses to the comments set forth in this letter are submitted on behalf of the Company at its request. All responses to the accounting comments were prepared by the Company in consultation with its independent auditors. The following numbered paragraphs, which correspond to the numbered paragraphs of the May 1, 2006 comment letter set forth the Company's responses to the Staff's comments. Copies of your letter and a marked copy of Amendment No.7 to the Registration Statement ("Amendment No.7") are being provided supplementally with a copy of this letter for your convenience.

General

1. Prior to requesting acceleration for effectiveness, please amend your Form 1Q KSB for the year ended September 30, 2005, as applicable, to comply with our comments on your Form SB-2.

        Response: To comply with the Staff's comments on the Registration Statement, on October 10, 2006 the Company restated its financial statements as of and for the fiscal

Mr. Jeffrey P. Riedler
U.S. Securities and Exchange Commission
Division of Corporation Finance
November 13, 2006
Page 2


        year ended September 30, 2005 by filing an amended Form 10-KSB for the fiscal year ended September 30, 2005, and restated its financial statements for the quarters ended December 31, 2004, March 31, 2005, June 30, 2005, December 31, 2005, March 31, 2006 and June 30, 2006 by
        filing amended Form 10-QSB's for the three month periods ended December 31, 2004, March 31, 2005, June 30, 2005, December 31, 2005, March 31,
        2006 and June 30, 2006.

2. Prior to requesting acceleration for effectiveness, please refer to Item 310(g) of Regulation S-B and consider whether you need to include, in an amended registration statement on Form SB-2, unaudited financial statements for the three and six months ended March 31, 2006.

        Response: The Company has reviewed Item 310(g) of Regulation S-B and included unaudited financial statements for the three and nine months ended June 30, 2006 and 2005.

Consolidated Financial Statements

Index to Financial Statements, page F-1

3. The index to your financial statements indicates that the report of your independent registered public accounting firm is found on page F-43; however, the independent accountant's report does not appear anywhere in the document. Please revise your Form SB-2 accordingly.

        Response: The Company's independent registered public accounting firm's audit report mentioned on F-43 of Amendment No.7 is included in Amendment No.8.

Consolidated Statements of Cash Flows, page F-56

4. We acknowledge the information provided in "Exhibit B" in response to comment 14 of our letter dated January 26, 2006; however, we reiterate our request that provide to us a reconciliation between your statement of cash flows and your statement of shareholders' deficit for the year ended September 30, 2005. In particular, please tell us how the following line items on your September 30, 2005 statement of cash flows correlate to the aggregate of the individual transactions on the statement of shareholders' deficit: "common stock issued in exchange for consultant services rendered"- $14,805,128; "ESOP shares"- $3,960,000; and "amortization of beneficial conversion feature"- $8,836,000.

        Response: We have provided and have attached as Exhibit A to our response a schedule reconciling the restated statement of cash flows and statement of shareholders' deficit for the year ended September 30, 2005 for the following items:

        o       common  stock  issued  in  exchange  for   consultant   services
                rendered- $ 18,176,641;

Mr. Jeffrey P. Riedler
U.S. Securities and Exchange Commission
Division of Corporation Finance
November 13, 2006
Page 3

        o       elimination of reference to issuance of ESOP shares; and

        o amortization of beneficial conversion feature: $8,836,000 related to the two separate convertible debt offerings during fiscal 2006 in the aggregate principal amount of $1,465,000 and $7,371,000.

Notes to (Audited) Consolidated Financial Statements

Note B- Acquisition of Intangible Assets, page F-64

5. We acknowledge your response to comment 3 of our letter dated January 26, 2006. You disclose that you acquired "proprietary DNA anti-counterfeit trade secrets developed by Biowell," but then state that there were no projects in place at acquisition or future research and development activities planned with respect to the intellectual property that you acquired from Biowell, which is the basis for your assertion that the $14.7 million did not represent IPRD at acquisition. This assertion appears contradictory to your "Intellectual Property" discussion on page 29 and your disclosure on page 36; that is, it appears that research and development activities are the core of your company's business and that there are projects under development that utilize the Biowell intellectual property. Please revise your statement of operations for the year ended September 30, 2005 to reflect the $14.7 million charge as IPRD or provide us with further information to clarify why it is not an IPRD charge pursuant to paragraph 42 of SFAS No. 141.

        Response: The Company concluded as of the date of acquisition, the acquired intangible assets, consisting of developed core and product technologies had reached full development and that it was not the intention of the Company's management to utilize the asset in specific research and development activities as defined in SFAS No. 2 Accounting for Research & Development Costs. As a result, the Company determined there were no in-process research and development ("IPR&D") projects in place related to the technology acquired, nor any future research and development activities planned. Accordingly, there is no charge to operations during the year ended September 30, 2005 for IPR&D in connection with the acquisition of the assets. The Company has also revised the disclosure to which you refer under "Business", Business--Research and Development", "Business--Intellectual Property" and elsewhere in order to clarify the nature of the core of its business and its current research and development activities (which primarily involve the development of prototypes of new versions of the Company's products using the Company's existing technologies for review by different potential customers).

6. Additionally, please clarify whether the "developed core technologies" and "developed product technologies" that you acquired from Biowell meet the criteria of paragraph 11 c of SFAS No. 2. It appears that you are using these technologies in conjunction with research and development projects.

        Response: The Company, with the assistance of an independent third-party appraiser, determined the developed technology asset acquired from Biowell did not meet the criteria of SFAS No. 11, paragraph 11c based upon the following facts and circumstances:

        o       First  the  assets  were  fully   developed.   At  the  date  of
                acquisition,   Biowell  was  already  providing  customers  with
                specific  products  that were  derived and created by the use

Mr. Jeffrey P. Riedler
U.S. Securities and Exchange Commission
Division of Corporation Finance
November 13, 2006
Page 4

                of the underlying DNA anti-counterfeiting technology asset. Based upon that evidence, the Company concluded the asset had reached full commercialization at the date of acquisition.

        o Second, at the time of acquisition, there were no significant research and development activities at Biowell or at the Company. Accordingly, management believed the assets would not be used for research and development activities as defined by SFAS No 2.

        The assessment concluded that the acquired intangible asset had clearly reached full development at the date of acquisition and that it was not the intention of the Company to utilize the assets in research and development activities as defined in paragraph 9 of SFAS No. 2.

        The Company concluded that the activities the Company anticipated for the assets acquired at the date of acquisition are more appropriately described in paragraphs 10(d), (e), and (i) of SFAS No 2.

Note E- Capital Stock, pages F-73 and F-74

7. Please provide us with a reconciliation of the note conversion transactions that you outlined for the three months ended March 31, 2005 to those disclosed in Note B of your Form 10-QSB/A for the period ended March 31, 2005. Based on the information provided, it appears that you converted $2,246,056 of your notes payable in exchange for 6,488,051 shares daring the three months ended March 31, 2005; however, the disclosure in Note B of your March 31, 2005 Form 10-QSB/A indicates those figures as $4,221,320 and 7,998,551, respectively.

        Response: The Company's restated September 30, 2005 financial statements clarify and correct its disclosure regarding the conversion of two sets of the Company's notes payable, in the aggregate principal amounts of $1,465,000 (issued in December 2004) and $7,371,000 (issued in January/February 2005), that were converted into the Company's restricted common stock during the quarter ended March 31, 2005 at $.50 per share as follows:

        o 2,930,000 common shares issued in February 2005 in exchange for $1,465,000 of previously incurred debt;

        o 300,000 common shares issued in February 2005 in exchange for $600,000 of previously incurred debt;

        o 13,202,000 common shares issued in March 2005 in exchange for $6,601,000 of previously incurred debt; and

        o 1,240,000 common shares issued in March 2005 in exchange for $620,000 of previously incurred debt.

Mr. Jeffrey P. Riedler
U.S. Securities and Exchange Commission
Division of Corporation Finance
November 13, 2006
Page 5

Note F- Stock Options and Warrants, pages F-77 - F-80

8. We acknowledge your response to comments 4 and 5 of our letter dated January 26, 2006. Your registration rights agreement appears to require you to file a registration statement that is declared effective by the SEC and to keep the registration statement continuously effective for a preset time period, or you are required to pay a liquidated damages payment equal to 3.5% per month on the face value of the related convertible notes, with no cap on the maximum penalty that could be incurred. The EITF recently deliberated the impact of these liquidated damages clauses and the effect on the accounting and classification of instruments subject to the scope of EITF 00-19 in EITF 05-4 The Effect of a Liquidated Damages Clause on a Freestanding Financial Instrument Subject to Issue No. 00-19. The EITF has not reached a consensus on this issue and has deferred deliberation until the FASB addresses certain questions which could impact a conclusion on this issue; however, different views on this issue are outlined in Issue Summary No. 1 to EITF 05-4. Tell us how you viewed and accounted for the registration rights agreement and the related warrants. Please also refer to the Division of Corporation Finance "Current Accounting and Disclosure Issues" Section 11(B) - Classification and Measurement of Warrants and Embedded Conversion Features (New). You can find this at the following website:

        http://www.sec.gov/divisions/corpfin/acctdis120105.pdf.

        Response: The Company and its outside auditors are aware of EITF 05-04 and its current status. The Company is aware the Task Force is considering whether registration rights agreements containing liquidated damages penalty clauses should be accounted for as a derivative. The Company understands there are several views concerning this matter and that the Financial Accounting Standards Board has not made a final decision on the accounting treatment.

        The Company will, to the best of its ability and within its limited resources, monitor the Task Force's actions concerning the matters being deliberated.

        The Company understands the Securities & Exchange Commission has not formally or informally taken a position with respect to the views as described in EITF 05-04's minutes and issues papers, and accordingly the SEC has no view whether the registration rights agreements with liquidated damages penalty clauses is a derivative or not.(1) The Company's policy, which has been consistently applied, does not account for registration rights agreements with liquidated damages penalties as a derivate.

        It should also be noted the Company's registration rights agreement allows for liquidating penalties to be paid in share of its unregistered common stock. EITF-05-04

---------------
(1) Telephone conversation with Eric West , SEC's Office of Chief Accountant in March 24, 2006

Mr. Jeffrey P. Riedler
U.S. Securities and Exchange Commission
Division of Corporation Finance
November 13, 2006
Page 6

        addresses only penalties payable in cash.(2)

        After further review, we have determined the warrants issued in connection with the placement by the Company of convertible notes in the aggregate principal amount of $1,465,000 in December 2004 and $7,371,000 in January and February 2005 have registration rights for the underlying common shares. Since the warrants must be settled by the delivery of registered shares and the delivery of the registered shares is not controlled by the Company, pursuant to EITF 00-19, "Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company's Own Stock," the net value of the warrants at the date of issuance was recorded as a warrant liability on the balance sheet and charged to operations as interest expense.

        Please see Footnote D, Private Placement of Convertible Notes for the description of the accounting for these warrants.

9. Additionally, you disclose that your liquidating damages are a "penalty." This appears to render your ability to settle in unregistered shares an uneconomic alternative that you are precluded from considering in lieu of cash settlement. Considering this, please tell us how you determined that you could classify the warrants within equity based on the provisions of EITF No. 00-19.

        Response: We have reviewed the terms of the warrants and the registration rights agreement and have reclassified the warrants issued in connection with the convertible note offerings and subject to a registration rights agreement as a liability in accordance with EITF 00-19. Please see the response to comment 8.

10. We acknowledge your response to comments 6 and 7 of our letter dated January 26, 2006. Please provide us with your explicit analysis of whether the warrants meet the definition of a derivative instrument under SFAS No. 133, paragraph 6, and provide us with your corresponding point-by-point analysis of whether the warrants meet all of the criteria outlined in paragraphs 12-32 of EITF No. 00-19 in order to qualify for the paragraph 1la.) scope exception under SFAS No. 133 and ultimately reside in equity.

        Response: We have reviewed the terms of the warrants and the registration rights agreement and have reclassified the warrants issued in connection with the convertible note offerings and subject to a registration rights agreement as a liability in accordance with EITF 00-19. Please see the response to comment 8.

11. We acknowledge your response to comment 9 of our letter dated January 26, 2006. Please revise your disclosure to clarify and quantify your accounting for the 3 million warrants issued to directors and advisors during the three months ended September 30, 2005. That is, tell us whether you initially recorded the fair value of the shares within

---------------
(2) EITF 05-04, paragraph 2

Mr. Jeffrey P. Riedler
U.S. Securities and Exchange Commission
Division of Corporation Finance
November 13, 2006
Page 7

         equity and subsequently valued them as a derivative liability under SFAS No. 133 due to the "cashless exercise" provisions available to the warrant holders, as this is unclear based on your current disclosure. Additionally, please provide us with your explicit analysis of whether the warrants meet the definition of a derivative instrument under SFAS No. 133, paragraph 6, and provide us with your corresponding point-by-point analysis of whether the warrants meet all of the criteria outlined in paragraphs 12-32 of EITF No. 00-19 in order to qualify for the paragraph 11a.) scope exception under SFAS No. 133 and ultimately reside in equity.

         Response: The 3,000,000 warrants were granted to the officers and directors upon the following terms and conditions: (i) they provide their holder no registration rights, other than the customary "piggy back" rights; (ii) they need not be settled in cash; (iii) there is a limit of 3,000,000 on the number of shares to be delivered upon exercise of these warrants is limited to 3,000,000; (iv) they do not provide for penalties to be paid to the warrant holders in the event the Company fails to make timely filings with the SEC; (iv) they contain no cash settled "top-off" or "make-whole" provisions; (v) they contain no change of control provision; (vi) the warrant holders have no rights superior to the common shareholders; (vii) they contain no requirement for the Company to post collateral by the Company to secure the warrant holders; (viii) the warrants may be settled in the Company's unregistered common stock; and (ix) the Company has sufficient authorized and unissued shares to issue upon exercise of the warrants.

         Accordingly, based upon EITF 00-19, the Company has accounted for the warrants as equity as of September 30, 2005.

12. In your response to comments 4-7, you repeatedly state that the penalties for the January/February 2005 warrants and the July 2005 Trilogy warrants can be settled in cash or unregistered shares. Please tell us why you do not believe the shares need to be registered. For example, the definition of "registrable securities" in paragraph 1.1(i) of Exhibit 4.4 to your 8-K filed January 28, 2005 for the January/February 2005 convertible notes offering appears to indicate that shares issued in conjunction with the warrant shares would be "registrable." In addition, on page 79, you state that you also agreed to file a registration statement underlying the Trilogy warrants and that, in the event Trilogy successfully brings a claim against you relating to this matter, it could result in a significant decrease in your liquidity or assets, which also alludes to a penalty.

         Response: After further review, the Company determined the warrant issued to Pollon and Trilogy should be accounted for and disclosed as a liability in accordance with EITF 00-19. Footnote G to the Company's restated September 30, 2005 financial statements has been amended to read as follows:

         In July 2005, the Company consummated an agreement with Trilogy Capital Partners, Inc. and Joff Pollon ("Trilogy" and "Pollon") to provide marketing services to the

Mr. Jeffrey P. Riedler
U.S. Securities and Exchange Commission
Division of Corporation Finance
November 13, 2006
Page 8

         Company for a term of one year, and terminable thereafter by either party upon 30 days prior written notice. In connection with the agreement, the Company agreed to pay Trilogy a monthly fee of $12,500. The Company also issued to Trilogy and Pollon warrants purchasing an aggregate of 9,000,000 shares of common stock at $0.55 per share, exercisable for a period of three years from issuance. As the contract must be settled by the delivery of registered shares and the delivery of the registered shares is not controlled by the Company, pursuant to EITF 00-19, "Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company's Own Stock", the net value of the warrants at the date of issuance was recorded as a warrant liability of $4,117,500 and charged to operations as consulting fees. Upon the registration statement being declared effective, the fair value of the warrants on that date will be reclassified to equity. The Company initially valued the warrants using the Black-Scholes pricing model with the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 155.3%, (3) risk-free interest rate of 3.82%, and (4) expected life of 3 years.

Form 10-QSB for the Fiscal Quarter Ended June 30, 2005

Condensed Consolidated Statement of Cash Flows, page 17

13. We acknowledge your response to comment 14 of our letter dated January 26, 2006. Please provide us with additional information to clarify the errors that you have identified in Exhibit B, as follows:

         o Notation A in Exhibit B indicates that you have "missed" reflecting expense related to common shares issued in exchange for services rendered by non-employee consultants of $831,000. Please tell us whether your statement of operations for the three months ended June 30, 2005, as presented in your Form 10-QSB, correctly reflected the $831,000 in that period.

         o Notation B in Exhibit B indicates that you did not record the shares issued in your note conversion transactions at their fair value, which would have resulted in incremental conversion expense. Please reconcile the $4,474,533 in "debt exchanged for stock" to the statement of shareholders' deficit at June 30, 2005 and tell us whether that amount reflects non-cash expense, as your response indicates that you simply offset the net book value of the debt converted to equity and did not record any expense. Please also tell us the net book value of the debt converted to shares from 1/1/05 through 6/30/05 and correlate that to the $4,474,533 and the $(2,313,500).

         Response: During the three months ended June 30, 2005, the Company issued an aggregate of 1,600,000 shares of its common stock in exchange for services valued at $996,000.

         Footnote C to the Company's restated June 30, 2005 financial statements has been amended to read as follows:

Mr. Jeffrey P. Riedler
U.S. Securities and Exchange Commission
Division of Corporation Finance
November 13, 2006
Page 9

         The Company issued 1,500,000 shares of its restricted common stock to a Company officer and Director in exchange for $600,000 of previously incurred debt. The debt was in the form of a promissory note.

         The Company valued the shares at $1.31 per share for a total of $1,965,000, which represents the fair value of the common stock on the date of the exchange. The difference between the fair value of the common stock of $1,965,000 and the face value of the debt of $600,000 or $1,365,000, has been charged to current period interest expense.

         During the three months ended June 30, 2005, the Company issued 75,758 restricted common shares in exchange for previously incurred debt of $25,000. See response to comment 7 for debt conversion details during the three months ended March 31, 2005

         The Company's June 30, 2005 financial statements have been restated to reflect these transactions.

Form 10-OSB/A#2 for the Fiscal Quarter Ended March 31, 2005

General

14. As acknowledged in your response to comment 11 of our letter dated January 26, 2006, prior to requesting acceleration of effectiveness for your Form SB-2, please amend your March 31, 2005 Form 10-QSB to appropriately present the financial statements as "restated."

         Response: All the amended filings mentioned in the response to Comment 1 above appropriately present the financial statements included therein as "restated."

Notes to (Unaudited) Condensed Consolidated Financial Statements

Note B- Capital Stock, page 25

15. We acknowledge your response to comments 12 and 13 of our letter dated January 26, 2006, inclusive the information provided in "Exhibit A." You disclose in Note B that you retired an aggregate of $4,221,032 in convertible notes payable by issuing 7,998,551 shares of your common stock; however, the information provided in Exhibit A with respect to the "Lee" transaction, coupled with your assertion that you did not charge anything to the statement of operations, indicates that you did not account for the fair value of any incremental consideration paid to retire the convertible notes. Please provide us with a reconciliation that details each of the note payable conversion transactions that you effected during the three months ended March 31, 2005, including: the net book value of the convertible debt retired; the value of the shares issued through stockholders' equity; and any amounts charged to your statement of operations for the fair value of any incremental consideration paid.

         Response: In February, 2005, the Company issued 1,500,000 shares of its restricted

Mr. Jeffrey P. Riedler
U.S. Securities and Exchange Commission
Division of Corporation Finance
November 13, 2006
Page 10

         common stock to Larry Lee in exchange for $600,000 of previously incurred debt.

         The relevant footnotes to the financial statements in the amended filings mentioned in the response to Comment 1 above now read as follows:

         The Company issued 1,500,000 shares of its restricted common stock to a Company officer and Director in exchange for $600,000 of previously incurred debt. The debt was in the form of a promissory note.

         The Company valued the shares at $1.31 per share for a total of $1,965,000, which represents the fair value of the common stock on the date of the exchange. The difference between the fair value of the common stock of $1,965,000 and the face value of the debt of $600,000 or $1,365,000 has been charged to current period interest expense.

         Please see the response to comment 7 above for details  concerning  the
         issuances  of  the  Company's   common  stock  for  previously   issued
         convertible debt

16. Additionally, giving consideration to our comment above, please provide us with the related restatement disclosures required by paragraph 26 of SFAS No. 154, inclusive of any revisions to your original restatement of $2.9 million.

         Response: All the amended filings mentioned in the response to Comment 1 above provide the disclosures as required by paragraph 26 of FAS No. 154.

         If you have any additional comments or questions, please feel free to contact the undersigned at (212) 318-3322.

                                Very truly yours,

                                /s/ Joseph F. Daniels

                                Joseph F. Daniels


Enclosures



cc:      Mr. John Krug, Senior Staff Attorney
         Mary Mast, Senior Accountant
         Amy Bruckner, Staff Accountant
         James A. Hayward, Applied DNA Sciences, Inc.

Mr. Jeffrey P. Riedler
U.S. Securities and Exchange Commission
Division of Corporation Finance
November 13, 2006
Page 11


                                    EXHIBIT A

                            Applied DNA Sciences, Inc
              Schedule of Common stock issued for services rendered
                          Year Ended September 30, 2005

                                                                No of shares     Total cost
                                                                ------------     ----------
Common stock issued for consulting services at $0.68 per
share in October 2004                                              200,000         136,000

Common stock issued for consulting services at $0.60 per
share in October 2004                                               82,500          49,500

Common stock issued for consulting services at $0.50 per
share in October 2004                                              532,500         266,250

Common stock issued for consulting services at $0.45 per
share in October 2004                                              315,000         141,750

Common stock issued for consulting services at $0.47 per
share in November 2004                                             100,000          47,000

Common stock issued for consulting services at $0.80 per
share in November 2004                                             300,000         240,000

Common stock issued for consulting services at $1.44 per
share in November 2004                                             115,000         165,600

Common stock issued to employees for services at $1.44 per
share in November 2004                                               5,000           7,200

Common stock issued for consulting services at $1.30 per
share in January  2005                                             315,636         410,326

Common stock issued for consulting services at $1.44 per
share in February 2005                                           5,796,785       8,317,207

Common stock issued for consulting services at $1.17 per
share in February 2005                                              17,236          20,166

Common stock issued for consulting services at $0.95 per
share in February 2005                                             716,500         680,675

Common stock issued for consulting services at $0.95 per
share in February 2005                                              10,500           9,975

Mr. Jeffrey P. Riedler
U.S. Securities and Exchange Commission
Division of Corporation Finance
November 13, 2006
Page 12


                                                                No of shares    Total cost
                                                                ------------   ------------
Common stock issued for consulting services at $1.19 per
share in March 2005                                                185,000         220,150

Common stock issued for consulting services at $0.98 per
share in March 2005                                              1,675,272       1,641,767

Common stock issued for consulting services at $0.92 per
share in March 2005                                                 24,333          22,386

Common stock issued for consulting services at $0.99 per
share in March 2005                                                 15,000          14,850

Common stock issued for consulting services at $0.89 per
share in March 2005                                                 10,000           8,900

Common stock issued for consulting services at $0.80 per
share in April 2005                                                160,000         128,000

Common stock issued for consulting services at $0.80 per
share in April 2005                                                 40,000          32,000

Common stock issued for consulting services at $0.75 per
share in April 2005                                                850,000         637,500

Common stock issued for consulting services at $0.33 per
share in April 2005                                                500,000         165,000

Common stock issued for consulting services at $0.68 per
share in April 2005                                                 50,000          34,000

Common stock issued for consulting services at $0.60 per
share in July 2005                                                 157,000          94,200

Common stock issued for consulting services at $0.60 per
share in July 2005                                                 640,000         384,000

Common stock issued to employees for services at $0.48 per
share in July 2005                                               8,000,000       3,840,000

Common stock issued for consulting services at $0.94 per
share in July 2005                                                 121,985         168,339

Common stock issued for consulting services at $0.48 per
share in August 2005                                               250,000         120,000

Common stock issued for consulting services at $0.94 per
share in September 2005                                            185,000         173,900
                                                               -----------     -----------
                                            Total               21,370,247     $18,176,641

Agrees with both Cash Flow Statement and Stockholders'
Equity (Deficiency) Statement as of September 30, 2005

NOTE: Description of ESOP shares eliminated in both
Cash Flow Statement and Stockholders' Equity
(Deficiency) Statement as of September 30, 2005

NOTE: Beneficial Conversion Feature (BCF) properly reflected in both Cash Flow Statement and Stockholders'
Equity (Deficiency) Statement as of September 30, 2005.

